Financial instruments related to commodity contracts (Tables)	12 Months Ended
Dec. 31, 2017
Financial structure, financial costs and financial instruments
Schedule of offsetting of financial instruments related to commodity contracts

	Gross value	Gross value			Net balance	Net balance
As of December 31, 2017	before	before	Amounts	Amounts	sheet value	sheet value	Other	Net
(M$)	offsetting	offsetting	offset -	offset -	presented	presented	amounts	carrying	Fair
Assets / (Liabilities)	- assets	- liabilities	assets (c)	liabilities (c)	- assets	- liabilities	not offset	amount	value (b)
Crude oil, petroleum products and freight rates activities
Petroleum products, crude oil and freight rate swaps	244	(333)	(102)	102	142	(231)	—	(89)	(89)
Forwards (a)	109	(113)	(12)	12	97	(101)	—	(4)	(4)
Options	82	(163)	(52)	52	30	(111)	—	(81)	(81)
Futures	—	—	—	—	—	—	—	—	—
Options on futures	202	(251)	(155)	155	47	(96)	—	(49)	(49)
Other / Collateral	—	—	—	—	—	—	63	63	63
Total crude oil, petroleum products and freight rates	637	(860)	(321)	321	316	(539)	63	(160)	(160)
Gas, Renewables & Power activities
Swaps	76	(7)	(3)	3	73	(4)	—	69	69
Forwards (a)	1,717	(1,345)	(92)	92	1,625	(1,253)	—	372	372
Options	6	(30)	(33)	33	(27)	3	—	(24)	(24)
Futures	—	(1)	—	—	—	(1)	—	(1)	(1)
Other / Collateral	—	—	—	—	—	—	(86)	(86)	(86)
Total Gas, Renewables & Power	1,799	(1,383)	(128)	128	1,671	(1,255)	(86)	330	330
Total	2,436	(2,243)	(449)	449	1,987	(1,794)	(23)	170	170
Total of fair value non recognized in the balance sheet									—

(a)Forwards: contracts resulting in physical delivery are accounted for as derivative commodity contracts and included in the amounts shown.

(b)When the fair value of derivatives listed on an organized exchange market (futures, options on futures and swaps) is offset with the margin call received or paid in the balance sheet, this fair value is set to zero.

(c)Amounts offset in accordance with IAS 32.

	Gross value	Gross value			Net balance	Net balance
As of December 31, 2016	before	before	Amounts	Amounts	sheet value	sheet value	Other	Net
(M$)	offsetting	offsetting	offset -	offset -	presented	presented	amounts	carrying	Fair
Assets / (Liabilities)	- assets	- liabilities	assets (c)	liabilities (c)	- assets	- liabilities	not offset	amount	value (b)
Crude oil, petroleum products and freight rates activities
Petroleum products, crude oil and freight rate swaps	464	(266)	(140)	140	324	(126)	—	198	198
Forwards (a)	172	(214)	(8)	8	164	(206)	—	(42)	(42)
Options	194	(207)	(125)	125	69	(82)	—	(13)	(13)
Futures	—	—	—	—	—	—	—	—	—
Options on futures	151	(164)	(150)	150	1	(14)	—	(13)	(13)
Other / Collateral	—	—	—	—	—	—	(220)	(220)	(220)
Total crude oil, petroleum products and freight rates	981	(851)	(423)	423	558	(428)	(220)	(90)	(90)
Gas, Renewables & Power activities
Swaps	63	(39)	(3)	3	60	(36)	—	24	24
Forwards (a)	1,879	(1,672)	(61)	61	1,818	(1,611)	—	207	207
Options	15	(28)	(26)	26	(11)	(2)	—	(13)	(13)
Futures	—	—	—	—	—	—	—	—	—
Other / Collateral	—	—	—	—	—	—	(97)	(97)	(97)
Total Gas, Renewables & Power	1,957	(1,739)	(90)	90	1,867	(1,649)	(97)	121	121
Total	2,938	(2,590)	(513)	513	2,425	(2,077)	(317)	31	31
Total of fair value non recognized in the balance sheet									—

(a)Forwards: contracts resulting in physical delivery are accounted for as derivative commodity contracts and included in the amounts shown.

(b)When the fair value of derivatives listed on an organized exchange market (futures, options on futures and swaps) is offset with the margin call received or paid in the balance sheet, this fair value is set to zero.

(c)Amounts offset in accordance with IAS 32.

	Gross value	Gross value			Net balance	Net balance
As of December 31, 2015	before	before	Amounts	Amounts	sheet value	sheet value	Other	Net
(M$)	offsetting	offsetting	offset -	offset -	presented	presented	amounts	carrying	Fair
Assets / (Liabilities)	- assets	- liabilities	assets (c)	liabilities (c)	- assets	- liabilities	not offset	amount	value (b)
Crude oil, petroleum products and freight rates activities
Petroleum products, crude oil and freight rate swaps	1,517	(498)	(350)	350	1,167	(148)	—	1,019	1,019
Forwards (a)	68	(130)	(25)	25	43	(105)	—	(62)	(62)
Options	660	(468)	(460)	460	200	(8)	—	192	192
Futures	9	—	—	—	9	—	—	9	9
Options on futures	127	(128)	(127)	127	—	(1)	—	(1)	(1)
Other / Collateral	—	—	—	—	—	—	(1,145)	(1,145)	(1,145)
Total crude oil, petroleum products and freight rates	2,381	(1,224)	(962)	962	1,419	(262)	(1,145)	12	12
Gas, Renewables & Power activities
Swaps	50	(175)	(19)	19	31	(156)	—	(125)	(125)
Forwards (a)	2,255	(1,498)	(320)	320	1,935	(1,178)	—	757	757
Options	5	(24)	(11)	11	(6)	(13)	—	(19)	(19)
Futures	—	—	—	—	—	—	—	—	—
Other / Collateral	—	—	—	—	—	—	23	23	23
Total Gas, Renewables & Power	2,310	(1,697)	(350)	350	1,960	(1,347)	23	636	636
Total	4,691	(2,921)	(1,312)	1,312	3,379	(1,609)	(1,122)	648	648
Total of fair value non recognized in the balance sheet									—

(a)Forwards: contracts resulting in physical delivery are accounted for as derivative commodity contracts and included in the amounts shown.

(b)When the fair value of derivatives listed on an organized exchange market (futures, options on futures and swaps) is offset with the margin call received or paid in the balance sheet, this fair value is set to zero.

(c)Amounts offset in accordance with IAS 32.

Trading & Shipping
Financial structure, financial costs and financial instruments
Schedule of market related risks - value-at-risk

As of December 31,
(M$)	High	Low	Average	Year end
2017	28.4	4.1	15.6	6.6
2016	24.6	7.2	14.0	22.1
2015	11.6	5.5	8.6	7.4

Gas, Renewables & Power
Financial structure, financial costs and financial instruments
Schedule of market related risks - value-at-risk

As of December 31,
(M$)	High	Low	Average	Year end
2017	12.5	2.8	6.3	4.2
2016	8.4	2.0	3.9	2.1
2015	15.8	2.0	7.1	8.0

Financial instruments related to commodity contracts
Financial structure, financial costs and financial instruments
Schedule of changes in fair value and fair value hierarchy for financial instruments

For the year ended December 31,	Fair value	Impact on	Settled		Fair value as of
(M$)	as of January1,	income	contracts	Other	December31,
Crude oil, petroleum products and freight rates activities
2017	130	2,693	(3,047)	—	(223)
2016	1,157	3,013	(4,040)	—	130
2015	897	3,318	(3,058)	—	1,157

Gas, Renewables & Power activities
2017	218	717	(554)	35	416
2016	613	392	(742)	(45)	218
2015	532	113	3	(35)	613

The fair value hierarchy for financial instruments related to commodity contracts is as follows:

	Quoted prices in		Prices based
	active markets	Prices based	on non
	for identical	on observable	observable
As of December 31, 2017	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Crude oil, petroleum products and freight rates activities	(49)	(173)	—	(223)
Gas, Renewables & Power activities	288	128	—	416
Total	239	(45)	—	193

	Quoted prices in		Prices based
	active markets	Prices based	on non
	for identical	on observable	observable
As of December 31, 2016	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Crude oil, petroleum products and freight rates activities	(22)	152	—	130
Gas, Renewables & Power activities	409	(191)	—	218
Total	387	(39)	—	348

	Quoted prices in		Prices based
	active markets	Prices based	on non
	for identical	on observable	observable
As of December 31, 2015	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Crude oil, petroleum products and freight rates activities	15	1,142	—	1,157
Gas, Renewables & Power activities	79	534	—	613
Total	94	1,676	—	1,770

Schedule of impact of the hedging strategies

As of December 31
(M$)	2017	2016	2015
Profit (Loss) recorded in equity during the period	71	(69)	—
Recycled amount from equity to the income statement during the period	(6)	(1)	—